Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
Property, plant and equipment consisted of the following:

	December 31,		Estimated useful
(in millions)	2013	2012	life
Land	$87	97	N/A
Buildings and improvements	954	877	8 - 20 years
Furniture and other equipment	429	412	2 - 8 years
Broadcast equipment	107	91	3 - 5 years
Computer equipment	204	185	2 - 4 years
Transponders (note 9)	170	137	8 - 15 years
Projects in progress	74	199	N/A
	2,025	1,998
Less accumulated depreciation	(919)	(867)
Property, plant and equipment, net	$1,106	1,131